DEPOSITS - Summary of maturities of outstanding certificates of deposit (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deposits [Abstract]
Less than six months	$ 61,913	$ 70,361
Six months to one year	47,605	54,028
Over one year to three years	92,283	86,818
Over three years	24,434	45,490
Total certificates of deposit	$ 226,235	$ 256,697